Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred Revenue	$ 272	$ 30,205
Loan Repurchase Reserve	19,472	26,745	$ 17,540
Other Liabilities	6,092	2,982
Total other liabilities	$ 25,837	$ 59,933